Income Tax - Deferred income tax assets and liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deferred taxes [Line Items]
Deferred Taxes		$ 4,116,423	$ (3,929,038)
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	$ 3,804,028	6,167,131
Other comprehensive income	(2,068,506)	1,967,761
Gain of control over subsidiaries		(89,431)
Consolidation with subsidiaries	28,626
Deferred tax assets	16,085,389	15,010,431
Offsetting	(10,165,479)	(10,894,008)
Net deferred tax assets	5,919,910	4,116,423
Deferred tax liabilities	(10,204,818)	(10,894,008)
Offsetting	10,165,479	10,894,008
Net deferred tax liabilities	(39,339)
Allowance for loans losses [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		6,077,813	2,524,230
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(1,498,157)	3,553,583
Consolidation with subsidiaries	2,109
Deferred tax assets	4,581,765	6,077,813
Provisions [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		2,762,677	1,034,295
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(251,920)	1,728,383
Deferred tax assets	2,510,757	2,762,678
Loan Commissions [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		174,283	392,873
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	100,877	(218,590)
Deferred tax assets	275,160	174,283
Expenses capitalized for tax purpose [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		(279,890)	(835,040)
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(564,566)	555,150
Deferred tax liabilities	(844,456)	(279,890)
Property and equipment [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		(7,826,316)	(7,291,169)
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	1,129,736	(535,147)
Deferred tax liabilities	(6,696,580)	(7,826,316)
Investments in debt securities and equity instruments [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		(2,787,312)	220,681
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	2,168,490	(4,975,754)
Other comprehensive income	(2,068,506)	1,967,761
Consolidation with subsidiaries	23,546
Deferred tax liabilities	(2,663,782)	(2,787,312)
Derivatives [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		15,249	23,458
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(4,048)	(8,209)
Deferred tax assets	11,201	15,249
Inflation adjustment [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		5,980,408
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	2,725,485	5,980,408
Deferred tax assets	8,705,893	5,980,408
Others [Member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes		(489)	$ 1,634
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(1,869)	87,307
Gain of control over subsidiaries		(89,431)
Consolidation with subsidiaries	2,971
Deferred tax assets	$ 613
Deferred tax liabilities		$ (490)